Income Taxes (Details) - Schedule of provision for income taxes - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Provision for Income Taxes [Abstract]
Income before income tax	$ 103,785	$ 409,340	$ 1,220,180	$ 2,168,291	$ 2,075,316	$ 7,472,915
Statutory income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Income tax credit computed at statutory income rate	$ 21,795	$ 85,962	$ 256,238	$ 455,342	$ 435,816	$ 1,569,312
Non-deductible expenses (income), net	75,971	37,816	134,157	106,185	186,907	78,866
Effect of tax reliefs granted to Hong Kong subsidiary						(1,289)
Under-provision in prior period					11,198
Rate differential in different tax jurisdictions	28,203	23,169	84,678	105,018	119,238	305,951
Deferred tax provided on dividends withholding tax of PRC subsidiaries	9,561	55,683	133,454	206,359	235,757	552,005
Income tax expense	$ 135,784	$ 201,789	$ 595,156	$ 872,063	$ 988,916	$ 2,504,845